Public Offering and Warrant Offering	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Initial Public Offering [Abstract]
Public Offering and Warrant Offering

Note 3—Public Offering and Warrant Offering

On February 25, 2011, the Company sold 2,750,000 units at an offering price of $6.00 per Unit. Each Unit included one Subunit and one-half of a warrant. Each Subunit consisted of one ordinary share and one-half of a warrant. On March 8, 2011, the underwriters of the Public Offering exercised their over-allotment option, for an additional 412,500 Units, or an aggregate offering of 3,162,500 Units. Each whole warrant (“Public Warrant”) will entitle the holder to purchase from the Company one ordinary share at an exercise price of $5.00 per share and the Public Warrants will become exercisable upon the consummation of a business combination with a target business. The Public Warrants will expire on the earlier of (i) 5:00 p.m., New York City time, on the three-year anniversary of the consummation of our Business Combination, (ii) the Company’s liquidation if the Company has not completed a Business Combination within the required time periods and (iii) the redemption of the Public Warrants. The Units sold in the Public Offering began trading on February 22, 2011. The Subunits and Public Warrants comprising the Units, but not the ordinary shares and Public Warrants included in the Subunits, began separate trading on March 15, 2011.

Holders have the option to continue to hold Units or separate their Units into the component pieces. However, no fractional Public Warrants will be issued and only whole Public Warrants will trade. The Subunits will continue to trade as a Subunit consisting of one ordinary share and one-half of a Public Warrant until the consummation of an initial Business Combination, at which time they will automatically separate and the Subunits will no longer be outstanding. As indicated above, since no fractional Public Warrants will be issued and only whole Public Warrants will trade, investors will need to either have not separated their Units at this time or have a number of Subunits divisible by two at that time or they will lose a portion of the Public Warrants they would otherwise be entitled to. Accordingly, in order to avoid such a situation, investors that do not intend to transfer the component pieces of the Units prior to the consummation of a business combination should continue to hold their securities as a combined Unit so as to ensure that no portion of the Public Warrant is lost.

On February 25, 2011, the Company also sold 2,642,856 warrants at a price of $0.35 per warrant (the “Warrant Offering Warrants”), for an aggregate purchase price of $925,000 (the “Warrant Offering”). The sale of the Warrant Offering Warrants occurred simultaneously with the consummation of the Public Offering. The proceeds the Company received from the Warrant Offering were placed in the Trust Account. The Warrant Offering Warrants are identical to the Public Warrants except that (i) 1,500,000 of the Warrant Offering Warrants (the “Insider Warrants”) are non-redeemable and may be exercised on a “cashless basis”, (ii) the Company may only call the remaining 1,142,856 Warrant Offering Warrants (the “EBC/Third Party Warrants”), for redemption and only permit exercise on a cash basis with the consent of EarlyBird Capital, Inc. (“EBC”), so long as such warrants are held by the initial purchasers thereof or their affiliates, and (iii) the Company will only call the EBC/Third Party Warrants for redemption if the Company also simultaneously calls the Public Warrants so long as such warrants are held by the initial purchasers of such warrants or their affiliates. In addition, the Company may call the Public Warrants for redemption and only permit exercise on a cash basis, but simultaneously call the EBC/Third Party Warrants for redemption and permit exercise on a cashless basis, which the Company may do without the consent of EBC. Additionally, any Warrants purchased by the Company’s shareholders prior to the Public Offering, including certain of the Company’s officers and directors (the “Initial Shareholders”) in the open market after the consummation of the Public Offering will also be non-redeemable and may be exercised on a “cashless basis” so long as they continue to be held by the Company’s Initial Shareholders or their affiliates. The purchasers agreed that the Warrant Offering Warrants will not be sold or transferred by them (except to certain permitted transferees) until after the Company has completed an initial Business Combination.

The holders of the Warrant Offering Warrants (or underlying securities) are entitled to registration rights with respect to Warrant Offering Warrants (or underlying securities) pursuant to an agreement signed on February 17, 2011.

The Public Warrants, Insider Warrants and EBC/Third Party Warrants are collectively referred to as the “Warrants.”

The Company may call the Warrants for redemption (excluding the Insider Warrants but including the EBC/Third Party Warrants as described above and any outstanding Warrants issued upon exercise of the unit purchase option issued to EBC), in whole and not in part, at a price of $.01 per Warrant at any time after the Warrants become exercisable, upon not less than 30 days’ prior written notice of redemption to each Warrant holder, and if, and only if, the reported last sale price of the ordinary shares equals or exceeds $8.50 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to Warrant holders. The Warrants may be called for redemption provided that a registration statement under the Securities Act relating to the ordinary shares issuable upon exercise of the Warrants is effective and is expected to remain effective from the date on which the Company sends a redemption notice to and including the redemption date and a prospectus relating to the ordinary shares issuable upon exercise of the Warrants is available for use by the Warrant holders and remains available for use from the date on which the Company sends a redemption notice to and including the redemption date.

The Company may not redeem the Warrants unless the Warrants and the ordinary shares underlying the Warrants are covered by an effective registration statement from the beginning of the measurement period through the date fixed for the redemption. In no event will the registered holders of a Warrant be entitled to receive a net cash settlement, or other consideration in lieu of physical settlement in shares of the Company’s ordinary shares. The holders of the Warrants do not have the rights or privileges of holders of the Company’s ordinary shares or any voting rights until such holders exercise their respective Warrants and receive ordinary shares of the Company. If the Company redeems the Warrants, it will have the option to require all holders that wish to exercise the Warrants to do so on a “cashless basis.”

In accordance with the Warrant agreement relating to the Warrants sold and issued in the Public Offering, the Company is only required to use its reasonable efforts to maintain the effectiveness of the registration statement relating to ordinary shares issuable upon exercise of the Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the Warrant exercise. Consequently, the Warrants may expire unexercised, unredeemed and worthless, and an investor in the Public Offering may effectively pay the full Unit price solely for the ordinary shares included in the Units.

There will be no distribution from the Trust Account with respect to the Warrants in the event of liquidation as described in Note 1, and such Warrants will expire worthless.

The Company entered into an agreement with the underwriters of the Public Offering (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Company paid 3.5% of the gross proceeds of the Public Offering or $664,125 as underwriting discounts and commissions upon closing of the Public Offering, including the exercise of the over-allotment option.

Note 3—Public Offering and Warrant Offering

On February 25, 2011, the Company sold 2,750,000 units at an offering price of $6.00 per Unit. Each Unit included one Subunit and one-half of a warrant. Each Subunit consisted of one ordinary share and one-half of a warrant. On March 8, 2011, the underwriters of the Public Offering exercised their over-allotment option, for an additional 412,500 Units, or an aggregate offering of 3,162,500 Units. Each whole warrant (“Public Warrant”) will entitle the holder to purchase from the Company one ordinary share at an exercise price of $5.00 per share and the Public Warrants will become exercisable upon the consummation of a business combination with a target business. The Public Warrants will expire on the earlier of (i) 5:00 p.m., New York City time, on the three-year anniversary of the consummation of our Business Combination, (ii) the Company’s liquidation if the Company has not completed a Business Combination within the required time periods and (iii) the redemption of the Public Warrants. The Units sold in the Public Offering began trading on February 22, 2011. The Subunits and Public Warrants comprising the Units, but not the ordinary shares and Public Warrants included in the Subunits, began separate trading on March 15, 2011.

Holders have the option to continue to hold Units or separate their Units into the component pieces. However, no fractional Public Warrants will be issued and only whole Public Warrants will trade. The Subunits will continue to trade as a Subunit consisting of one ordinary share and one-half of a Public Warrant until the consummation of an initial Business Combination, at which time they will automatically separate and the Subunits will no longer be outstanding. As indicated above, since no fractional Public Warrants will be issued and only whole Public Warrants will trade, investors will need to either have not separated their Units at this time or have a number of Subunits divisible by two at that time or they will lose a portion of the Public Warrants they would otherwise be entitled to. Accordingly, in order to avoid such a situation, investors that do not intend to transfer the component pieces of the units prior to the consummation of a business combination should continue to hold their securities as a combined Unit so as to ensure that no portion of the Public Warrant is lost.

On February 25, 2011, the Company also sold 2,642,856 warrants at a price of $0.35 per warrant (the “Warrant Offering Warrants”), for an aggregate purchase price of $925,000 (the “Warrant Offering”). The sale of the Warrant Offering Warrants occurred simultaneously with the consummation of the Public Offering. The proceeds the Company received from the Warrant Offering were placed in the Trust Account. The Warrant Offering Warrants are identical to the Public Warrants except that (i) 1,500,000 of the Warrant Offering Warrants (the “Insider Warrants”) are non-redeemable and may be exercised on a “cashless basis”, (ii) the Company may only call the remaining 1,142,856 Warrant Offering Warrants (the “EBC/Third Party Warrants”), for redemption and only permit exercise on a cash basis with the consent of EarlyBird Capital, Inc. (“EBC”), so long as such warrants are held by the initial purchasers thereof or their affiliates, and (iii) the Company will only call the EBC/Third Party Warrants for redemption if the Company also simultaneously calls the Public Warrants so long as such warrants are held by the initial purchasers of such warrants or their affiliates. In addition, the Company may call the Public Warrants for redemption and only permit exercise on a cash basis, but simultaneously call the EBC/Third Party Warrants for redemption and permit exercise on a cashless basis, which the Company may do without the consent of EBC. Additionally, any Warrants purchased by the Company’s shareholders prior to the Public Offering, including certain of the Company’s officers and directors (the “Initial Shareholders”) in the open market after the consummation of the Public Offering will also be non-redeemable and may be exercised on a “cashless basis” so long as they continue to be held by the Company’s Initial Shareholders or their affiliates. The purchasers agreed that the Warrant Offering Warrants will not be sold or transferred by them (except to certain permitted transferees) until after the Company has completed an initial Business Combination.

The holders of the Warrant Offering Warrants (or underlying securities) are entitled to registration rights with respect to Warrant Offering Warrants (or underlying securities) pursuant to an agreement signed on February 17, 2011.

The Public Warrants, Insider Warrants and EBC/Third Party Warrants are collectively referred to as the “Warrants.”

The Company may call the Warrants for redemption (excluding the Insider Warrants but including the EBC/Third Party Warrants as described above and any outstanding Warrants issued upon exercise of the unit purchase option issued to EBC), in whole and not in part, at a price of $.01 per Warrant at any time after the Warrants become exercisable, upon not less than 30 days’ prior written notice of redemption to each Warrant holder, and if, and only if, the reported last sale price of the ordinary shares equals or exceeds $8.50 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to Warrant holders. The Warrants may be called for redemption provided that a registration statement under the Securities Act relating to the ordinary shares issuable upon exercise of the Warrants is effective and is expected to remain effective from the date on which the Company sends a redemption notice to and including the redemption date and a prospectus relating to the ordinary shares issuable upon exercise of the Warrants is available for use by the Warrant holders and remains available for use from the date on which the Company sends a redemption notice to and including the redemption date.

The Company may not redeem the Warrants unless the Warrants and the ordinary shares underlying the Warrants are covered by an effective registration statement from the beginning of the measurement period through the date fixed for the redemption. In no event will the registered holders of a Warrant be entitled to receive a net cash settlement, or other consideration in lieu of physical settlement in shares of the Company’s ordinary shares. The holders of the Warrants do not have the rights or privileges of holders of the Company’s ordinary shares or any voting rights until such holders exercise their respective Warrants and receive ordinary shares of the Company. If the Company redeems the Warrants, it will have the option to require all holders that wish to exercise the Warrants to do so on a “cashless basis.”

In accordance with the Warrant agreement relating to the Warrants sold and issued in the Public Offering, the Company is only required to use its reasonable efforts to maintain the effectiveness of the registration statement relating to ordinary shares issuable upon exercise of the Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the Warrant exercise. Consequently, the Warrants may expire unexercised, unredeemed and worthless, and an investor in the Public Offering may effectively pay the full Unit price solely for the ordinary shares included in the Units.

There will be no distribution from the Trust Account with respect to the Warrants in the event of liquidation as described in Note 1, and such Warrants will expire worthless.

The Company entered into an agreement with the underwriters of the Public Offering (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Company paid 3.5% of the gross proceeds of the Public Offering or $664,125 as underwriting discounts and commissions upon closing of the Public Offering, including the exercise of the over-allotment option.